EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
Net loss per share:
EARNINGS PER SHARE
NOTE 16:-      EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share:

	Year ended December 31,
	2017	2016	2015
Numerator:
Net loss	$(18,072)	$(7,994)	$(19,842)

Denominator:
Weighted average number of shares outstanding used in computing basic and diluted net loss per share	33,253,158	33,202,309	33,419,917

Basic and diluted net loss per share	$(0.54)	$(0.24)	$(0.59)

The following numbers of shares were excluded from the computation of diluted net loss per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	Year ended December 31,
	2017	2016	2015

Ordinary shares	2,166,782	2,000,757	3,424,891